Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details
Fair value of plan assets	$ (189,697)	$ (165,740)
Present value of the obligation	364,043	320,890
Total employee benefit liability	$ 174,346	$ 155,150	$ 174,346